Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 87.3% of Net Assets

Non-Convertible Bonds — 83.8%
	ABS Home Equity — 0.1%
$96,340	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 4.451%, 9/19/2045(a)(b)	$49,866
	Aerospace & Defense — 1.7%
180,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(c)	182,978
55,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(c)	56,141
245,000	TransDigm, Inc., 4.625%, 1/15/2029	240,718
205,000	TransDigm, Inc., 6.250%, 1/31/2034(c)	207,261
390,000	TransDigm, Inc., 6.375%, 3/01/2029(c)	397,279
115,000	TransDigm, Inc., 6.375%, 5/31/2033(c)	114,387
10,000	TransDigm, Inc., 6.750%, 8/15/2028(c)	10,114
157,000	TransDigm, Inc., 6.875%, 12/15/2030(c)	160,870
		1,369,748
	Automotive — 2.9%
84,000	American Axle & Manufacturing, Inc., 5.000%, 10/01/2029	80,131
198,000	American Axle & Manufacturing, Inc., 6.375%, 10/15/2032(c)	195,969
409,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(d)	398,211
225,000	Nissan Motor Acceptance Co. LLC, 5.625%, 9/29/2028(c)	220,803
201,000	Nissan Motor Co. Ltd., 4.345%, 9/17/2027(c)	195,435
408,000	Nissan Motor Co. Ltd., 4.810%, 9/17/2030(c)	370,408
300,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(c)	290,215
170,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(c)	161,518
205,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(c)	202,353
201,000	ZF North America Capital, Inc., 7.500%, 3/24/2031(c)	197,445
		2,312,488
	Banking — 1.1%
400,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2041, variable rate thereafter), 4.950%, 6/01/2042(c)	335,292
492,000	Synchrony Financial, 7.250%, 2/02/2033	502,520
		837,812
	Brokerage — 1.6%
266,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(c)	269,875
66,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(c)	67,845
414,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(c)	414,052
501,000	Osaic Holdings, Inc., 8.000%, 8/01/2033(c)	494,588
		1,246,360
	Building Materials — 0.2%
185,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(c)	187,591
	Cable Satellite — 9.5%
861,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(c)	816,981
295,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(c)	292,578
499,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029(c)	492,140
565,000	CSC Holdings LLC, 4.625%, 12/01/2030(c)	199,370
200,000	CSC Holdings LLC, 5.375%, 2/01/2028(c)	147,910
405,000	CSC Holdings LLC, 5.750%, 1/15/2030(c)	153,730
415,000	CSC Holdings LLC, 7.500%, 4/01/2028(c)	228,397
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$1,150,000	CSC Holdings LLC, 11.250%, 5/15/2028(c)	$939,716
597,000	Directv Financing LLC, 8.875%, 2/01/2030(c)	594,218
784,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(c)	800,330
575,000	DISH DBS Corp., 5.250%, 12/01/2026(c)	570,068
150,000	DISH DBS Corp., 5.750%, 12/01/2028(c)	145,079
660,000	DISH DBS Corp., 7.750%, 7/01/2026	656,814
40,000	DISH Network Corp., 11.750%, 11/15/2027(c)	41,210
928,321	EchoStar Corp., 10.750%, 11/30/2029	1,002,820
423,079	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(e)	427,207
		7,508,568
	Chemicals — 2.6%
568,000	ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp., 9.750%, 3/01/2033(c)	546,353
152,000	Ashland, Inc., 3.375%, 9/01/2031(c)	136,487
576,000	Chemours Co., 5.750%, 11/15/2028(c)	570,312
170,000	Hercules LLC, 6.500%, 6/30/2029	170,085
224,000	Perimeter Holdings LLC, 6.250%, 1/15/2034(c)	219,688
388,000	SK Invictus Intermediate II SARL, 5.000%, 10/30/2029(c)	378,443
		2,021,368
	Construction Machinery — 0.6%
65,000	United Rentals North America, Inc., 3.750%, 1/15/2032	59,572
420,000	United Rentals North America, Inc., 3.875%, 2/15/2031	394,829
20,000	United Rentals North America, Inc., 4.000%, 7/15/2030	18,997
		473,398
	Consumer Cyclical Services — 0.9%
760,000	TriNet Group, Inc., 3.500%, 3/01/2029(c)	688,927
	Diversified Manufacturing — 0.6%
215,000	Esab Corp., 6.250%, 4/15/2029(c)	218,203
292,000	Resideo Funding, Inc., 4.000%, 9/01/2029(c)	275,951
		494,154
	Electric — 0.8%
86,000	NRG Energy, Inc., 3.625%, 2/15/2031(c)	79,193
402,000	Talen Energy Supply LLC, 6.250%, 2/01/2034(c)	397,521
188,000	VoltaGrid LLC, 7.375%, 11/01/2030(c)	194,168
		670,882
	Environmental — 0.6%
106,000	Clean Harbors, Inc., 5.125%, 7/15/2029(c)	104,699
190,000	GFL Environmental, Inc., 4.000%, 8/01/2028(c)	184,703
73,000	GFL Environmental, Inc., 4.375%, 8/15/2029(c)	71,023
75,000	GFL Environmental, Inc., 6.750%, 1/15/2031(c)	77,612
		438,037
	Finance Companies — 2.2%
500,000	Azorra Finance Ltd., 7.250%, 1/15/2031(c)	504,845
288,000	Azorra Finance Ltd., 7.750%, 4/15/2030(c)	296,631
85,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(c)	79,694
92,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(c)	90,500
260,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(c)	264,290

Principal Amount	Description	Value (†)

	Finance Companies — continued
$410,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(c)	$415,572
122,000	GGAM Finance Ltd., 5.875%, 3/15/2030(c)	121,554
		1,773,086
	Financial Other — 1.0%
34,512	Add Hero Holdings Ltd., Series IAI, 8.500% PIK and/or 7.500% Cash, 9/30/2029(e)(f)	1,353
28,108	Add Hero Holdings Ltd., Series IAI, 9.000% PIK and/or 8.000% Cash, 9/30/2030(e)(f)	351
37,103	Add Hero Holdings Ltd., Series IAI, 9.800% PIK and/or 8.800% Cash, 9/30/2031(e)(f)	335
400,000	Burford Capital Global Finance LLC, 7.500%, 7/15/2033(c)	333,000
425,000	Burford Capital Global Finance LLC, 8.500%, 1/15/2034(c)	364,956
213,200	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(c)(g)	7,153
112,735	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(c)(g)	2,898
24,752	CFLD Cayman Investment Ltd., Zero Coupon, 1/31/2031(c)	524
48,702	China Aoyuan Group Ltd., Series IAI(b)(d)(f)	122
19,907	China Aoyuan Group Ltd., Series IAI, 5.500% PIK, 9/30/2031(e)(f)	50
200,000	China Evergrande Group, 8.750%, 6/28/2025(h)	2,000
95,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	93,091
46,039	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(c)(e)	921
77,073	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(c)(e)	1,349
92,898	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(c)(e)	1,394
139,962	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(c)(e)	2,449
131,716	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(c)(e)	1,647
31,492	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(c)(e)	630
2,059	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(c)(e)	67
17,276	Times China Holdings Ltd., 3.000% PIK and/or 1.000% Cash, 3/30/2029(c)(e)	506
64,449	Times China Holdings Ltd., 4.200% PIK, 9/30/2032(c)(e)	1,772
23,374	Yuzhou Group Holdings Co. Ltd., 1.000% PIK, 6/30/2034(e)(f)	59
27,271	Yuzhou Group Holdings Co. Ltd., 4.000% PIK, 6/30/2028(e)(f)	781
47,604	Yuzhou Group Holdings Co. Ltd., 4.500% PIK, 6/30/2029(e)(f)	1,478
63,697	Yuzhou Group Holdings Co. Ltd., 5.000% PIK, 6/30/2030(e)(f)	1,752
89,573	Yuzhou Group Holdings Co. Ltd., 5.500% PIK, 6/30/2031(e)(f)	2,247
32,481	Yuzhou Group Holdings Co. Ltd., 7.000% PIK and/or 6.000% Cash, 6/30/2027(e)(f)	2,517
		825,402
	Food & Beverage — 1.6%
90,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(c)	84,217
102,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(c)	97,109
Principal Amount	Description	Value (†)

	Food & Beverage — continued
$358,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(c)	$332,565
90,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028(c)	88,944
291,000	Performance Food Group, Inc., 4.250%, 8/01/2029(c)	279,524
355,000	Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031(c)	351,277
		1,233,636
	Gaming — 0.9%
440,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(c)	441,771
243,000	Penn Entertainment, Inc., 6.750%, 4/01/2031(c)	236,006
		677,777
	Health Care REITs — 0.2%
185,000	MPT Operating Partnership LP/MPT Finance Corp., 8.500%, 2/15/2032, (c)	187,555
	Health Insurance — 1.7%
673,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(c)	601,682
680,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(c)	590,663
38,000	Molina Healthcare, Inc., 4.375%, 6/15/2028	36,745
90,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(c)	87,263
70,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(c)	68,817
		1,385,170
	Healthcare — 2.2%
75,000	Accendra Health, Inc., 6.625%, 4/01/2030(c)	35,666
385,000	Avantor Funding, Inc., 3.875%, 11/01/2029(c)	361,204
229,000	DaVita, Inc., 3.750%, 2/15/2031(c)	209,981
40,000	DaVita, Inc., 4.625%, 6/01/2030(c)	38,461
168,000	HAH Group Holding Co. LLC, 9.750%, 10/01/2031(c)	147,179
200,000	Hologic, Inc., 3.250%, 2/15/2029(c)	199,652
265,000	LifePoint Health, Inc., 5.375%, 1/15/2029(c)	255,554
202,000	Radiology Partners, Inc., 8.500%, 7/15/2032(c)	204,802
300,000	TEAM Services Holding, Inc., 9.000%, 2/15/2033(c)	294,163
		1,746,662
	Home Construction — 2.1%
1,200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(a)(c)(h)	—
265,000	Mattamy Group Corp., 6.000%, 12/15/2033(c)	248,861
290,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(c)	286,683
101,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028(c)	101,261
996,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(c)	996,872
		1,633,677
	Independent Energy — 4.1%
165,000	Chord Energy Corp., 6.000%, 10/01/2030(c)	167,190
774,000	Chord Energy Corp., 6.750%, 3/15/2033(c)	799,110
60,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(c)	59,985
328,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(c)	332,864
220,000	Crescent Energy Finance LLC, 7.875%, 4/15/2032(c)	224,764
286,000	Matador Resources Co., 6.250%, 4/15/2033(c)	286,269
100,000	Matador Resources Co., 6.500%, 4/15/2032(c)	101,089
394,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(c)	409,699
185,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(c)	193,659
191,000	SM Energy Co., 6.750%, 8/01/2029(c)	193,893
473,000	SM Energy Co., 8.625%, 11/01/2030(c)	499,056
		3,267,578
	Industrial Other — 1.3%
177,000	Arcosa, Inc., 4.375%, 4/15/2029(c)	170,759
65,000	Arcosa, Inc., 6.875%, 8/15/2032(c)	66,602

Principal Amount	Description	Value (†)

	Industrial Other — continued
$199,000	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 2/01/2032(c)	$201,081
597,000	TopBuild Corp., 5.625%, 1/31/2034(c)	584,327
		1,022,769
	Leisure — 0.7%
446,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(c)	394,075
190,000	Lindblad Expeditions LLC, 7.000%, 9/15/2030(c)	193,988
		588,063
	Life Insurance — 0.7%
612,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(c)	553,413
	Lodging — 3.5%
545,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(c)	495,225
85,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031(c)	79,723
105,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(c)	102,582
121,000	Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033(c)	121,739
866,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(c)	855,358
289,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(c)	274,012
254,000	Travel & Leisure Co., 4.500%, 12/01/2029(c)	242,885
190,000	Travel & Leisure Co., 4.625%, 3/01/2030(c)	181,277
155,000	Travel & Leisure Co., 6.125%, 9/01/2033(c)	152,985
305,000	Wyndham Hotels & Resorts, Inc., 5.625%, 3/01/2033(c)	300,113
		2,805,899
	Media Entertainment — 3.8%
305,000	Discovery Communications LLC, 3.625%, 5/15/2030	283,566
260,000	Discovery Communications LLC, 6.350%, 6/01/2040	190,533
450,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	398,250
160,000	Discovery Global Holdings, Inc., 5.050%, 3/15/2042	106,742
416,000	Dotdash Meredith, Inc., 7.625%, 6/15/2032(c)	383,585
56,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(c)	42,798
188,000	iHeartCommunications, Inc., 9.125%, 5/01/2029(c)	170,648
235,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(c)	243,482
305,000	OAK-Eagle Acquireco, Inc., 8.750%, 7/01/2034(c)	319,302
83,000	Paramount Global, 4.200%, 5/19/2032	71,154
158,000	Paramount Global, 4.950%, 1/15/2031	146,358
139,000	Paramount Global, 7.875%, 7/30/2030	145,106
671,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	489,830
		2,991,354
	Metals & Mining — 2.1%
140,000	Commercial Metals Co., 3.875%, 2/15/2031	128,927
324,000	Commercial Metals Co., 4.125%, 1/15/2030	308,677
205,000	Commercial Metals Co., 4.375%, 3/15/2032	189,556
72,000	Commercial Metals Co., 5.750%, 11/15/2033(c)	71,243
102,000	Commercial Metals Co., 6.000%, 12/15/2035(c)	100,556
169,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(c)	159,679
65,000	GrafTech Finance, Inc., 4.625%, 12/23/2029(c)	35,918
85,000	GrafTech Global Enterprises, Inc., 9.875%, 12/23/2029(c)	54,015
Principal Amount	Description	Value (†)

	Metals & Mining — continued
$20,000	Mineral Resources Ltd., 8.000%, 11/01/2027(c)	$20,255
607,000	Mineral Resources Ltd., 9.250%, 10/01/2028(c)	628,926
		1,697,752
	Midstream — 5.9%
525,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.750%, 7/01/2034(c)	517,352
500,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(c)	487,621
370,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	387,536
410,000	Sunoco LP, 5.375%, 7/15/2031(c)	406,706
264,000	Sunoco LP, 5.625%, 3/15/2031(c)	262,789
137,000	Sunoco LP, 7.250%, 5/01/2032(c)	141,750
757,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(c)(d)	754,007
110,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(c)	113,127
488,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(c)	508,713
57,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(c)	59,334
385,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(c)	407,773
337,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(c)	370,432
225,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(c)	252,175
		4,669,315
	Non-Agency Commercial Mortgage-Backed Securities — 0.4%
91,505	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 7.287%, 11/15/2031(b)(c)(g)	14,086
205,885	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 8.287%, 11/15/2031(b)(c)(g)	10,572
345,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(c)	272,496
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(g)	3,800
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)(c)(g)	2,100
32,729	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.464%, 3/15/2044(b)(c)(g)	11,782
		314,836
	Oil Field Services — 2.0%
193,000	Oceaneering International, Inc., 6.000%, 2/01/2028	193,785
90,000	Oceaneering International, Inc., 6.000%, 2/01/2028	90,366
70,154	Transocean Aquila Ltd., 8.000%, 9/30/2028(c)	71,800
105,700	Transocean International Ltd., 8.750%, 2/15/2030(c)	109,948
598,000	WBI Operating LLC, 6.250%, 10/15/2030(c)	601,564
488,000	Weatherford International Ltd., 6.750%, 10/15/2033(c)	498,623
		1,566,086
	Packaging — 1.6%
200,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(c)	190,215
1,095,000	Ball Corp., 5.500%, 9/15/2033	1,095,629
		1,285,844

Principal Amount	Description	Value (†)

	Pharmaceuticals — 2.1%
$552,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(c)	$505,472
214,000	Bausch Health Cos., Inc., 11.000%, 9/30/2028(c)	218,288
349,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	359,580
782,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	579,682
		1,663,022
	Property & Casualty Insurance — 4.9%
218,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029(c)	205,757
715,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(c)	702,093
370,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(c)	373,150
1,000,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(c)	1,011,717
695,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(c)	698,523
315,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(c)	197,908
494,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(c)	495,659
198,000	Ryan Specialty LLC, 5.875%, 8/01/2032(c)	195,696
		3,880,503
	Refining — 0.9%
330,000	CVR Energy, Inc., 7.875%, 2/15/2034(c)	331,157
331,000	PBF Holding Co. LLC/PBF Finance Corp., 9.875%, 3/15/2030(c)	354,818
		685,975
	Restaurants — 2.7%
390,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(c)	381,217
810,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(c)	761,339
225,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(c)	221,848
5,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(c)	5,011
136,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(c)	138,199
683,000	Yum! Brands, Inc., 3.625%, 3/15/2031	630,937
35,000	Yum! Brands, Inc., 4.625%, 1/31/2032	33,423
		2,171,974
	Retailers — 2.4%
835,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(c)	766,563
60,000	Michaels Cos., Inc., 8.500%, 3/15/2033(c)	58,410
213,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(c)	197,928
665,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(c)	668,239
228,000	Wayfair LLC, 7.750%, 9/15/2030(c)	237,379
		1,928,519
	Technology — 9.2%
255,000	CACI International, Inc., 6.375%, 6/15/2033(c)	259,571
25,000	Entegris, Inc., 3.625%, 5/01/2029(c)	23,762
95,000	Entegris, Inc., 4.375%, 4/15/2028(c)	93,437
70,000	Entegris, Inc., 5.950%, 6/15/2030(c)	70,442
689,000	Fair Isaac Corp., 6.000%, 5/15/2033(c)	676,061
283,000	Fair Isaac Corp., 6.250%, 9/15/2034(c)	278,340
194,000	Flash Compute LLC, 7.250%, 12/31/2030(c)	195,317
156,744	GoTo Group, Inc., 5.500%, 5/01/2028(c)	122,608
774,000	Imola Merger Corp., 4.750%, 5/15/2029(c)	752,277
Principal Amount	Description	Value (†)

	Technology — continued
$110,000	Iron Mountain, Inc., 4.875%, 9/15/2029(c)	$107,023
263,000	Iron Mountain, Inc., 5.250%, 7/15/2030(c)	255,519
50,000	Iron Mountain, Inc., 7.000%, 2/15/2029(c)	50,961
602,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(c)	603,672
216,000	Open Text Corp., 3.875%, 2/15/2028(c)	207,979
192,000	Open Text Corp., 3.875%, 12/01/2029(c)	171,582
818,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(c)	730,906
170,000	Open Text Holdings, Inc., 4.125%, 12/01/2031(c)	145,076
341,000	Oracle Corp., 6.700%, 2/04/2056	316,483
290,000	Sabre Financial Borrower LLC, 11.125%, 6/15/2029(c)	296,764
363,000	Science Applications International Corp., 5.875%, 11/01/2033(c)	354,242
30,000	Seagate Data Storage Technology Pte. Ltd., 4.091%, 6/01/2029(c)	29,035
215,000	Seagate Data Storage Technology Pte. Ltd., 4.125%, 1/15/2031(c)	200,960
60,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(c)	59,939
260,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030(c)	264,274
90,000	Seagate Data Storage Technology Pte. Ltd., 8.250%, 12/15/2029(c)	94,517
265,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(c)	245,793
125,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(c)	119,542
208,000	UKG, Inc., 6.875%, 2/01/2031(c)	203,282
110,000	WULF Compute LLC, 7.750%, 10/15/2030(c)	116,235
290,000	Ziff Davis, Inc., 4.625%, 10/15/2030(c)	273,431
		7,319,030
	Wirelines — 0.4%
210,000	Altice Financing SA, 5.000%, 1/15/2028(c)	147,452
203,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(c)	195,871
		343,323
	Total Non-Convertible Bonds (Identified Cost $71,013,882)	66,517,419

Convertible Bonds — 3.5%
	Cable Satellite — 0.5%
109,903	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(e)	392,585
	Consumer Cyclical Services — 0.3%
64,000	Compass, Inc., 0.250%, 4/15/2031(c)	53,568
73,000	DoorDash, Inc., Zero Coupon, 5/15/2030(c)	66,503
63,000	Lyft, Inc., Zero Coupon, 9/15/2030(c)	59,247
59,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	70,947
		250,265
	Diversified Manufacturing — 0.2%
41,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	98,556
49,000	Bloom Energy Corp., Zero Coupon, 11/15/2030(c)	52,175
35,000	Itron, Inc., 1.375%, 7/15/2030	35,175
		185,906
	Electric — 0.2%
36,000	Evergy, Inc., 4.500%, 12/15/2027	48,564
67,000	FirstEnergy Corp., 3.875%, 1/15/2031(c)	77,251
52,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	59,540
		185,355

Principal Amount	Description	Value (†)

	Environmental — 0.0%
$40,000	Tetra Tech, Inc., 2.250%, 8/15/2028	$41,816
	Financial Other — 0.3%
4,352	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 9/30/2028(f)	82
150,000	IREN Ltd., Series 33, 1.000%, 6/01/2033(c)	131,775
27,375	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(c)	68
34,221	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(c)	34
54,752	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(c)	27
54,752	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(c)	11
68,440	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(c)	21
68,440	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(c)	7
129,118	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(c)	13
174,238	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(c)	3,398
219,857	Sunac China Holdings Ltd., Zero Coupon, 6/23/2026(c)	34,678
162,450	Sunac China Holdings Ltd., Zero Coupon, 6/23/2028(c)	41,116
77,150	Times China Holdings Ltd., Zero Coupon, 3/30/2027(c)	453
15,184	Times China Holdings Ltd., Zero Coupon, 3/30/2027(c)	59
		211,742
	Food & Beverage — 0.1%
44,000	Post Holdings, Inc., 2.500%, 8/15/2027	47,630
	Industrial Other — 0.1%
38,000	Fluor Corp., 1.125%, 8/15/2029	46,797
25,000	Granite Construction, Inc., 3.750%, 5/15/2028	65,562
		112,359
	Leisure — 0.1%
56,000	NCL Corp. Ltd., 0.875%, 4/15/2030(c)	58,116
	Metals & Mining — 0.1%
39,000	B2Gold Corp., 2.750%, 2/01/2030(c)	62,926
	Midstream — 0.1%
40,000	UGI Corp., 5.000%, 6/01/2028	56,060
	Pharmaceuticals — 0.2%
56,000	Arrowhead Pharmaceuticals, Inc., Zero Coupon, 1/15/2032	57,938
44,000	Halozyme Therapeutics, Inc., 0.875%, 11/15/2032(c)	43,406
39,000	Ligand Pharmaceuticals, Inc., 0.750%, 10/01/2030(c)	47,170
32,000	Zoetis, Inc., 0.250%, 6/15/2029(c)	31,760
		180,274
	Retailers — 0.2%
61,000	Burlington Stores, Inc., 1.250%, 12/15/2027	100,650
19,000	Freshpet, Inc., 3.000%, 4/01/2028	21,820
		122,470
	Technology — 1.1%
23,000	Cloudflare, Inc., Zero Coupon, 6/15/2030(c)	26,076
100,000	CyberArk Software Ltd., Zero Coupon, 6/15/2030(c)	102,680
45,000	Guidewire Software, Inc., 1.250%, 11/01/2029	44,803
18,000	InterDigital, Inc., 3.500%, 6/01/2027	70,245
24,000	Lumentum Holdings, Inc., 0.375%, 3/15/2032(c)	92,389
35,000	Microchip Technology, Inc., Zero Coupon, 2/15/2030(c)	34,143
27,000	MKS, Inc., 1.250%, 6/01/2030	44,604
Principal Amount	Description	Value (†)

	Technology — continued
$61,000	Nova Ltd., Zero Coupon, 9/15/2030(c)	$93,875
54,000	Nutanix, Inc., 0.500%, 12/15/2029	48,681
81,000	Rubrik, Inc., Zero Coupon, 6/15/2030(c)	69,701
22,000	Seagate HDD Cayman, 3.500%, 6/01/2028	104,438
60,000	Snowflake, Inc., Zero Coupon, 10/01/2029	73,416
24,000	Wolfspeed, Inc., 2.500%, 6/15/2031	34,230
16,000	Wolfspeed, Inc., 2.500%, 6/15/2031(c)	22,820
		862,101
	Total Convertible Bonds (Identified Cost $2,893,030)	2,769,605
	Total Bonds and Notes (Identified Cost $73,906,912)	69,287,024

Senior Loans — 7.2%
	Automotive — 0.0%
27,719	First Brands Group LLC, 2021 Term Loan, 10.759% PIK, 3/30/2027(e)(h)(i)	36
41,237	First Brands Group LLC, 2022 Incremental Term Loan, 3 mo. USD SOFR + 5.000%, 8.675%, 3/30/2027(h)(i)	54
27,671	First Brands Group LLC, 2025 DIP Term Loan, 13.671% PIK, 6/29/2026(b)(e)(i)	6,364
79,077	First Brands Group LLC, 2025 PIK DIP Roll-Up Term Loan B, 10.671% PIK, 6/29/2026(b)(e)(i)	53
		6,507
	Consumer Cyclical Services — 1.1%
495,081	Horizon U.S. Finco LP, Term Loan B, 6 mo. USD SOFR + 4.500%, 8.448%, 10/31/2031(b)(i)	460,425
32,399	PUG LLC, 2024 Extended Term Loan B, 3/15/2030(j)	31,812
391,333	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 8.418%, 3/15/2030(b)	384,242
		876,479
	Healthcare — 1.4%
469,291	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.418%, 1/15/2031(b)(i)	469,878
5,257	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(k)	5,266
8,722	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 5.788%, 10/23/2031(b)(i)	8,737
106,989	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.168%, 10/23/2031(b)(i)	107,177
592	Inception Holdco SARL, 2025 USD Repriced Term Loan, 3 mo. USD SOFR + 3.250%, 6.950%, 4/09/2031(b)(i)	593
168,074	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 3 mo. USD SOFR + 3.750%, 7.450%, 12/12/2028(b)(i)	167,023
51,974	U.S. Fertility Enterprises LLC, 2025 Delayed Draw Term Loan, 1.750%, 12/30/2032(k)	51,779
343,026	U.S. Fertility Enterprises LLC, 2025 Term Loan, 3 mo. USD SOFR + 3.500%, 7.167%, 12/30/2032(b)(i)	341,740
		1,152,193
	Industrial Other — 0.1%
120,000	Fluid Flow Products, Inc., 2026 Term Loan B, 3/04/2033(j)	119,850
	Media Entertainment — 0.3%
205,000	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(j)	203,719

Principal Amount	Description	Value (†)

	Metals & Mining — 0.2%
$51,920	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 3.750%, 12/21/2029(k)	$49,032
90,859	GrafTech Finance, Inc., 2024 Term Loan, 3 mo. USD SOFR + 6.000%, 9.670%, 12/21/2029(b)(i)	85,806
		134,838
	Paper — 0.8%
630,000	Mativ Holdings, Inc., 2026 Term Loan B, 4/04/2033(j)	604,800
	Property & Casualty Insurance — 1.0%
388,124	Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD SOFR + 3.000%, 6.668%, 11/06/2030(b)(i)	375,414
232,491	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.374%, 2/15/2031(b)(i)	226,825
25,569	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.018%, 8/19/2028(b)(i)	25,532
139,926	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 8.450%, 5/06/2032(b)(i)	138,308
		766,079
	Supermarkets — 0.3%
278,929	Northeast Grocery, Inc., Term Loan B, 3 mo. USD SOFR + 7.500%, 11.152%, 12/13/2028(b)(i)	279,277
	Technology — 2.0%
214,000	Cyberswift U.S. Finco LLC, Term Loan B, 10/08/2032(j)	210,255
64,673	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 6.898%, 10/09/2031(b)	61,772
245,000	Darktrace PLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 5.250%, 8.898%, 10/09/2032(b)(i)	225,248
633,039	Dayforce, Inc., 2026 Term Loan, 3 mo. USD SOFR + 3.000%, 6.661%, 2/04/2033(b)(i)	598,044
52,314	GoTo Group, Inc., 2024 First Out Term Loan, 3 mo. USD SOFR + 4.750%, 8.571%, 4/28/2028(b)(i)	42,766
114,660	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 6.950%, 10/26/2030(b)(i)	86,386
365,000	Vantor Holdings, Inc., 1st Lien Term Loan, 3 mo. USD SOFR + 4.500%, 8.170%, 3/03/2033(b)(i)	357,244
		1,581,715
	Total Senior Loans (Identified Cost $5,991,545)	5,725,457

Shares	Description	Value (†)
Preferred Stocks — 0.3%

Convertible Preferred Stocks — 0.3%
	Aerospace & Defense — 0.1%
900	Boeing Co., 6.000%	$58,392
	Brokerage — 0.0%
263	Apollo Global Management, Inc., 6.750%	15,375
	Chemicals — 0.0%
350	Albemarle Corp., 7.250%	25,148
	Electric — 0.1%
1,683	PG&E Corp., Series A, 6.000%	72,352
	Technology — 0.1%
1,200	Oracle Corp., Series D, 6.500%	54,012
	Total Convertible Preferred Stocks (Identified Cost $238,211)	225,279
	Total Preferred Stocks (Identified Cost $238,211)	225,279

Common Stocks— 0.0%
	Energy Equipment & Services — 0.0%
81	McDermott International Ltd.(g)	2,106
	Real Estate Management & Development — 0.0%
12,176	China Aoyuan Group Ltd.(g)	93
33,934	Kaisa Group Holdings Ltd.(g)	385
43,613	Times China Holdings Ltd.(g)	412
30,226	Yuzhou Group Holdings Co. Ltd.(g)	613
		1,503
	Semiconductors & Semiconductor Equipment — 0.0%
1,509	Wolfspeed, Inc.(g)	24,627
	Total Common Stocks (Identified Cost $331,475)	28,236

Other Investments — 0.0%
	Aircraft ABS — 0.0%
100	ECAF I Blocker, Ltd.(a)(f)(g)	—
	Professional Services — 0.0%
456,218	CFLD Cayman Trust Units(a)(g)	2,318
	Total Other Investments (Identified Cost $1,002,200)	2,318

Warrants — 0.0%
20,319	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(a)(g)	—
22,577	McDermott International Ltd., Tranche B, Expiration on 6/30/2027(a)(g)	—
	Total Warrants (Identified Cost $31,517)	—

Principal Amount	Description	Value (†)
Short-Term Investments — 4.3%
$1,372,140	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $1,372,222 on 4/01/2026 collateralized by $1,394,300 U.S. Treasury Note, 4.125% due 9/30/2027 valued at $1,399,583 including accrued interest(l)	$1,372,140
885,000	U.S. Treasury Bills, 3.511%–3.527%, 4/07/2026(m)(n)(o)	884,467
1,198,000	U.S. Treasury Bills, 3.612%–3.621%, 6/18/2026(n)(o)	1,188,663
	Total Short-Term Investments (Identified Cost $3,445,235)	3,445,270
	Total Investments — 99.1% (Identified Cost $84,947,095)	78,713,584
	Other assets less liabilities — 0.9%	699,237
	Net Assets — 100.0%	$79,412,821

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are fair valued at bid prices supplied by an independent pricing service, if available. Broker-
dealer bid prices may be used to fair value debt, unlisted equities and senior loans where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)
Variable rate security. Rate as of March 31, 2026 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of Rule 144A holdings amounted to
$57,432,114 or 72.3% of net assets.

(d)	Perpetual bond with no specified maturity date.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.

(f)	Securities subject to restriction on resale. At March 31, 2026, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Add Hero Holdings Ltd.	10/04/2021-4/03/2024	$43,828	$1,353	Less than 0.1%
Add Hero Holdings Ltd.	10/04/2021-4/03/2024	36,528	351	Less than 0.1%
Add Hero Holdings Ltd.	10/04/2021-4/03/2024	45,677	335	Less than 0.1%
China Aoyuan Group Ltd.	10/04/2021-3/21/2024	658	122	Less than 0.1%
China Aoyuan Group Ltd.	10/04/2021-3/21/2024	196	82	Less than 0.1%
China Aoyuan Group Ltd.	10/04/2021-9/30/2024	13,696	50	Less than 0.1%
ECAF I Blocker, Ltd.	6/18/2015	1,000,000	—	0.0%
Yuzhou Group Holdings Co. Ltd.	8/05/2021-12/31/2025	78,385	2,517	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	8/05/2021-1/07/2026	74,943	2,247	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	8/05/2021-1/16/2026	63,697	1,752	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	8/05/2021-1/07/2026	7,434	1,478	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	8/05/2021-1/09/2026	44,305	781	Less than 0.1%
Yuzhou Group Holdings Co. Ltd.	8/05/2021-1/07/2026	11,504	59	Less than 0.1%

(g)	Non-income producing security.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(j)	Position is unsettled. Contract rate was not determined at March 31, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(l)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(m)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(n)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
DIP	Debtor In Possession
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At March 31, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2026	34	$7,102,092	$7,053,141	$(48,951)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2026	13	1,424,411	1,406,336	(18,075)
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2026	4	463,285	454,063	(9,222)
Total					$(76,248)

At March 31, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2026	27	$2,962,863	$2,920,852	$42,011
CBOT U.S. Long Bond Futures	6/18/2026	4	470,487	455,500	14,987
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2026	1	120,608	116,563	4,045
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2026	6	696,363	681,094	15,269
Total					$76,312
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$ —	$49,866	$49,866
Home Construction	—	1,633,677	—	1,633,677
Non-Agency Commercial Mortgage-Backed Securities	—	308,936	5,900	314,836
All Other Non-Convertible Bonds	—	64,519,040	—	64,519,040
Total Non-Convertible Bonds	—	66,461,653	55,766	66,517,419
Convertible Bonds(a)	—	2,769,605	—	2,769,605
Total Bonds and Notes	—	69,231,258	55,766	69,287,024
Senior Loans(a)	—	5,725,457	—	5,725,457
Preferred Stocks(a)	225,279	—	—	225,279

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate Management & Development	$998	$505	$ —	$1,503
All Other Common Stocks(a)	26,733	—	—	26,733
Total Common Stocks	27,731	505	—	28,236
Other Investments
Aircraft ABS	—	—	—	—
Professional Services	—	—	2,318	2,318
Total Other Investments	—	—	2,318	2,318
Warrants	—	—	—	—
Short-Term Investments	—	3,445,270	—	3,445,270
Total Investments	253,010	78,402,490	58,084	78,713,584
Futures Contracts (unrealized appreciation)	76,312	—	—	76,312
Total	$329,322	$78,402,490	$58,084	$78,789,896

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(76,248)	$ —	$ —	$(76,248)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2025 and/or March 31, 2026:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$50,113	$ —	$58	$(101)	$ —	$(204)	$ —	$ —	$49,866	$(141)
Home Construction	—	—	—	—	—	—	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	5,900	—	—	—	—	—	—	—	5,900	—
Other Investments
Aircraft ABS	—	—	—	—	—	—	—	—	—	—
Professional Services	2,289	—	—	29	—	—	—	—	2,318	29
Warrants	—	—	—	—	—	—	—	—	—	—
Total	$58,302	$ —	$58	$(72)	$ —	$(204)	$ —	$ —	$58,084	$(112)